Restricted Net Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Restricted Net Assets (Details) [Line Items]
Percentage of general reserve fund of registered capital	50.00%
Restricted net assets (in Dollars)	$ 49,376
Restricted net assets exceeded percentage	25.00%
Minimum [Member]
Restricted Net Assets (Details) [Line Items]
Percentage of income after tax to reserve	10.00%